Other income & finance costs	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Other income & finance costs
19. Other income & finance costs

(a) Other income	December 31, 2019	December 31, 2018

Gain on disposal of assets	$656	$130
Interest and other income	3,154	16,151
Income from royalty sale	8,075	—
	$11,885	$16,281

In June 2019, the Company recognized other income of $8,075 from the sale of a 2.5% net smelter return royalty interest ("NSR") on a property in Turkey. The NSR had a carrying value of nil. Consideration for the sale was $8,075, of which $3,075 was received in cash and $5,000 was settled through the transfer of a mineral property licence to the Company in October 2019.

(b) Finance costs	December 31, 2019	December 31, 2018

Asset retirement obligation accretion	$2,532	$2,038
Interest on the senior secured notes	18,087	—
Interest on the term loan	6,611	—
Interest on the 2012 notes	17,525	36,750
Write-off of unamortized transaction costs of 2012 notes and ARCA (note 16(b))	3,559	—
Interest expense on lease liabilities	1,828	407
Other interest and financing costs	3,196	3,192
Redemption option derivative gain (note 16(a))	(4,224)	—
Total finance costs	$49,114	$42,387
Less: Capitalized interest	3,848	36,750
	$45,266	$5,637

During the three months ended March 31, 2019, the Company capitalized $3,848 of interest relating to the 2012 notes in property, plant and equipment at the Lamaque mine while this operation was in the pre-commercial production phase. No interest was capitalized subsequent to March 31, 2019 following the declaration of commercial production at Lamaque mine (Note 4(vi)). No interest on the 2012 notes was capitalized at Skouries in the year ended December 31, 2019 following this operation's transition to care and maintenance. For the year ended December 31, 2018, the Company capitalized $36,750 of interest at Skouries and Lamaque.